Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment-net	$ 6,083,966	$ 12,173,808
Investment property-net	5,099,178
Prepayments and premiums under operating leases	2,261,153	2,371,735
Land use rights	579,900	603,503
Deferred tax assets	14,330,463	14,688,829
Non-current assets	28,354,660	29,837,875
Current assets
Inventories	1,442,260	1,245,800
Trade receivables	10,475,766	8,122,223
Other receivables and prepayments	120,298	855,473
Prepayments and premiums under operating leases	75,318	78,532
Cash and cash equivalents	20,620,478	21,026,103
Current assets	32,734,120	31,328,131
Total assets	61,088,780	61,166,006
Current liabilities
Short term bank loans	1,075,084	1,092,783
Trade and other payables	4,578,419	5,278,460
Due to related parties	560,165	445,614
Contract liabilities	173,919	47,828
Income tax payable	256,808
Current liabilities	6,644,394	6,864,685
Non-current liability
Warrant liabilities
Non-current liabilities
Total liabilities	6,644,394	6,864,685
Equity
Share capital	259	227
Share premium	9,199,779	8,000,561
Revaluation reserve	184,272	184,272
Statutory surplus reserve	6,084,836	6,084,836
Retained profits	46,073,808	46,178,213
Foreign currency translation reserve	(7,098,568)	(6,146,788)
Total equity	54,444,386	54,301,321
Total liabilities and equity	$ 61,088,780	$ 61,166,006